CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ 664,827	$ (1,417,256)	$ 1,206,018
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(951,166)	(886,357)	(1,911,770)
Unrealized gain on marketable securities held in Trust Account	(22,962)		(8,127)
Deferred tax provision	4,822	(1,707)	1,707
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(98,367)	34,460	(72,733)
Prepaid income taxes	(7,808)	(56,267)	(43,841)
Accounts payable and accrued expenses	90,926	1,717,667	204,393
Net cash used in operating activities	(319,728)	(609,460)	(624,353)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	(230,000,000)	520,032
Investment of cash in Trust Account			(230,000,000)
Net cash provided by (used in) investing activities	(230,000,000)	520,032	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000		25,000
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000		225,400,000
Proceeds from sale of Private Placement Warrants	6,350,000		6,350,000
Proceeds from promissory note – related party	125,000		125,000
Repayment of promissory note – related party	(125,000)		(125,000)
Payment of offering costs	(525,704)		(525,704)
Net cash provided by financing activities	231,249,296		231,249,296
Net Change in Cash	929,568	(89,428)	624,943
Cash – Beginning	0	624,943	0
Cash – Ending	929,568	535,515	624,943	$ 929,568	$ 624,943
Supplemental cash flow information:
Cash paid for income taxes	179,713	142,647	362,722
Non-cash Investing and Financing Activities:
Initial classification of common stock subject to possible redemption	218,188,500		218,188,500
Change in value of common stock subject to possible redemption	665,615	(1,417,253)	1,206,810
Offering costs included in accrued offering costs	535,704		92,500
Deferred underwriting fee payable	8,050,000		8,050,000
Offering costs charged to additional paid in capital			535,704
Accrued offering costs in deferred offering	10,000
XL Hybrids, Inc [Member]
Cash Flows from Operating Activities:
Net (loss) income		(20,027,000)		(11,186,000)	(14,901,000)	$ (12,903,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation		663,000		218,000	208,000	305,000
Bad debt expense				(11,000)	22,000	132,000
Depreciation and amortization expense		474,000		190,000	319,000	260,000
Loss on disposal of property and equipment						74,000
Contingent consideration		679,000			80,000
Fair value change of derivative liability		3,532,000		705,000	(819,000)
Loss on extinguishment of debt		1,038,000
Debt discount		973,000		748,000	1,598,000	306,000
Changes in operating assets and liabilities:
Accounts receivable		(5,240,000)		1,084,000	2,610,000	(2,097,000)
Inventory, net		(2,313,000)		281,000	215,000	(525,000)
Prepaid expenses and other current assets		1,000		(112,000)	260,000	(293,000)
Accounts payable and accrued expenses		3,416,000		(867,000)	(1,089,000)	552,000
Other assets		(152,000)		313,000	283,000	(313,000)
Accrued expenses and other current liabilities		3,869,000		(655,000)	(450,000)	1,415,000
Deferred revenue				121,000	113,000	(205,000)
Net cash used in operating activities		(13,087,000)		(9,171,000)	(11,551,000)	(13,292,000)
Cash Flows from Investing Activities:
Purchases of property and equipment		(162,000)		(5,000)	(28,000)	(146,000)
Net cash provided by (used in) investing activities		(162,000)		(5,000)	(28,000)	(146,000)
Cash Flows from Financing Activities:
Proceeds from paycheck protection program		1,100
Proceeds from the issuance of convertible preferred stock						3,034,000
Proceeds from the issuance of subordinated convertible promissory notes		8,100,000		10,000,000	10,000,000
Repayments of revolving line of credit		(646,000)		(2,611,000)
(Repayments of) proceeds from revolving line of credit		2,500,000			(2,612,000)	2,612,000
Proceeds from debt				673	2,500,000	1,000,000
Payment of issuance costs in connection with term loans and revolving line of credit					(184,000)	(61,000)
Proceeds from exercise of common stock options		21,000		2,000	10,000	2,000
Repayments of debt		(513)			(496,000)	(72,000)
Shareholder distribution					(10,000)
Proceeds from exercise of warrants to purchase convertible preferred stock		884
Net cash provided by financing activities		11,446,000		8,064,000	9,208,000	6,515,000
Net decrease in cash and cash equivalents:		(1,803,000)		(1,112,000)	(2,371,000)	(6,923,000)
Cash and cash equivalents, beginning of period		3,536,000		5,907,000	5,907,000	12,830,000
Cash, cash equivalents, and restricted cash at end of year	4,795,000	1,733,000	3,536,000	4,795,000	3,536,000	5,907,000
Supplemental cash flow information:
Cash paid for interest		156,000		117,000		31,000
Supplemental disclosures of noncash investing and financing information:
Property and equipment acquired pursuant to long-term debt obligations						265,000
Repayments on long-term debt obligations through vehicle trade-ins						28,000
Conversion of convertible promissory notes and interest into convertible preferred stock						2,500,000
Issuance of common stock warrants				15,000	38,000	30,000
Issuance of convertible preferred stock in exchange for services rendered						$ 67,000
Contingent and deferred consideration issued in connection with business combination					1,650,000
Common stock issued in connection with business combination					109,000
Issuance costs in accrued expenses			$ 25,000		$ 25,000
Reduce derivative liability for extinguishment of convertible notes payable		(1,349)
Increase derivative liability for issuance of convertible notes payable	$ 2,167	$ 2,382		$ 2,167